SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2025
Accounting Policies [Abstract]
Basis of presentation
a.	Basis of presentation:

The consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States (“U.S. GAAP”) and include the accounts of the Company and of its majority-owned subsidiary in which the Company exercises control over operating and financial policies. Intercompany accounts and transactions have been eliminated in consolidation.

The significant accounting policies described below have been applied consistently in relation to all the periods presented, unless otherwise stated.

Use of estimate in preparation of financial statements
b.	Use of estimate in preparation of financial statements:

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates, judgments and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. The Company evaluates its assumptions on an ongoing basis. Estimates are used in a variety of areas, including, but not limited to the accounting for business combination and intangible assets acquired. In connection with business combinations and intangible assets acquired, significant estimates and assumptions may be used in determining the fair value of identifiable non-controlling interests, and intangible assets as of the acquisition date. The Company performed a Purchase Price Allocation (PPA) and utilized the resulting fair value measurements and related assumptions as part of the significant estimates applied in the preparation of its financial statements. Management believes that the estimates, judgments and assumptions used are reasonable based on information available at the time they are made. Actual results may differ from those estimates to the financial statements.

Financial statements in United States dollars
c.	Financial statements in United States dollars:

The Company’s functional currency is the U.S. dollar (“dollar” or “$”) since the dollar is the currency of the primary economic environment in which the Company has operated and expects to continue to operate in the foreseeable future. Transactions and balances originally denominated in U.S. dollars are presented at their original amounts. Balances in non-U.S. dollar currencies are translated into U.S. dollars using historical and current exchange rates for non-monetary and monetary balances, respectively. For non-U.S. dollar transactions and other items in the statements of income (indicated below), the following exchange rates are used: (i) for transactions - exchange rates at transaction dates or average exchange rates; and (ii) for other items (derived from non-monetary balance sheet items such as depreciation) - historical exchange rates. Currency transaction gains and losses are presented in financial income or expenses, as appropriate.

Cash and cash equivalents
d.	Cash and cash equivalents:
Cash equivalents are short-term highly liquid investments that are readily convertible to cash with original maturities of three months or less at acquisition.
Short term deposit
e.	Short term deposit:

Bank deposits with original maturity dates of more than three months but at balance sheet date are less than one year are included in short-term deposits. The fair value of bank deposits approximates the carrying value since they bear interest at rates close to the prevailing market rates.

Restricted cash
f.	Restricted cash:

As of December 31, 2025, and 2024, the Company’s restricted cash consisted of immaterial bank deposits that are denominated in NIS. Restricted deposits are presented at cost including accrued interest. These bank deposits are used as securities for the Company's credit cards.

Fair Value Measurements
g.	Fair Value Measurements:

The carrying values of Company’s financial assets and liabilities, including cash and cash equivalents, restricted cash, other current assets, trade payables and other accounts payable approximate their fair value due to the short-term maturity of these instruments. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in an orderly transaction between market participants at the reporting date. Assets and liabilities recorded at fair value in the consolidated financial statements are categorized as follows:

Level 1 - Observable inputs such as unadjusted, quoted prices in active markets for identical assets or liabilities at the measurement date;

Level 2 - Inputs (other than quoted prices included in Level 1) are either directly or indirectly observable inputs for similar assets or liabilities. These include quoted prices for identical or similar assets or liabilities in active markets and quoted prices for identical or similar assets of liabilities in markets that are not active;

Level 3 - Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.

As of December 31, 2025, and 2024 no assets or liabilities are measured at their fair value.

Property and equipment, net
h.	Property and equipment, net:

Property and equipment are stated at cost, net of accumulated depreciation. Depreciation is calculated using the straight-line method over the estimated useful lives of the assets at the following rates:

%

Computers, software and electronic equipment	33
Furniture and office equipment	7

Research and development expenses
i.	Research and development expenses:

Research and development costs include costs of payroll and related expenses of employees, subcontractors and consultants and other costs related to the Company's operation of its planned clinical trials. Research and development expenses are charged to the statements of comprehensive loss as incurred.

Business Combinations
j.	Business Combinations

Business combinations are accounted for using the acquisition method of accounting in accordance with ASC 805, Business Combinations. Under this method, the Company measures the identifiable assets acquired, liabilities assumed, and any non-controlling interests, if applicable, at their acquisition date fair values. Acquisition related costs are not considered part of the consideration transferred and are expensed as incurred. The excess of the fair value of the consideration transferred, together with the fair value of any non-controlling interests, if applicable, over the fair value of the identifiable net assets acquired is recorded as goodwill. During the measurement period, which may extend up to one year from the acquisition date, the Company may record adjustments to the preliminary allocation of the purchase consideration based on additional information about facts and circumstances that existed as of the acquisition date. The results of operations of an acquired business are included in the Company’s consolidated financial statements from the acquisition date.

Revenues recognition
k.	Revenues recognition

The Company recognizes revenue in accordance with ASC 606, Revenue from Contracts with Customers. The Company’s revenues are primarily derived from providing solar analytics platform services to operators of solar fields. Revenue is recognized over the contractual service period as the related performance obligations are satisfied, based on the terms of the underlying agreements. The transaction price is generally determined based on the size or production capacity of the customer’s solar field. Revenue is recognized only when collection of substantially all of the consideration is probable.

Cost of revenues
l.	Cost of revenues

Cost of revenues consists primarily of direct costs associated with providing the Company’s solar platform services to customers, including the allocated portion of direct payroll and related personnel costs, direct consultant costs, cloud related costs, and other direct costs attributable to the delivery of such services. Cost of revenues is recognized in the period in which the related services are rendered.

Employee severance benefits
m.	Employee severance benefits:

The Company is required to make severance payments upon dismissal of an Israeli employee or upon termination of an Israeli employment in certain circumstances.

In accordance with the current employment terms with all of its Israeli employees (Section 14 of the Israeli Severance Pay Law, 1963) located in Israel, the Company makes regular deposits with certain insurance companies for accounts controlled by each applicable employee in order to secure the employee’s full retirement benefit and severance obligation. The Company is relieved from any severance pay liability with respect to each such Israeli employee after it makes the payments on behalf of the employee. The liability accrued in respect of these employees and the amounts funded, as of the respective agreement dates, are not reflected on the Company’s balance sheet, as the amounts funded are not under the control and management of the Company and the pension or severance pay risks have been irrevocably transferred to the applicable insurance companies. The amounts of severance payment expenses were $166, $73 and $73 for the years ended December 31, 2025, 2024 and 2023, respectively.

Legal and other contingencies
n.	Legal and other contingencies:

Certain conditions may exist as of the date of the financial statements, which may result in a loss to the Company, but which will only be resolved when one or more future events occur or fail to occur. The Company’s management assesses such contingent liabilities, if any, and such assessment inherently involves an exercise of judgment. In assessing loss contingencies related to legal proceedings that are pending against the Company or unasserted claims that may result in such proceedings, the Company’s management evaluates the perceived merits of any legal proceedings or unasserted claims as well as the perceived merits of the amount of relief sought or expected to be sought. Management applies the guidance in ASC 450-20, “Loss Contingencies” when assessing losses resulting from contingencies. If the assessment of a contingency indicates that it is probable that a material loss has been incurred and the amount of the liability can be reasonable estimated, then the estimated liability is recorded as accrued expenses in the Company’s financial statements. Legal costs incurred in connection with loss contingencies are expensed as incurred.

Income taxes
o.	Income taxes:

The Company accounts for income taxes using the asset and liability method whereby deferred tax asset and liability account balances are determined based on differences between the financial reporting and tax bases of assets and liabilities and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse. The Company provides a valuation allowance, if necessary, to reduce deferred tax assets to their estimated realizable value if it is more likely than not that a portion or all the deferred tax assets will not be realized, based on the weight of available positive and negative evidence. As of December 31, 2025, and 2024, the Company had a full valuation allowance on its deferred tax assets.

The Company implements a two-step approach to recognize and measure uncertain tax positions. The first step is to evaluate the tax position taken or expected to be taken in a tax return by determining if the weight of available evidence indicates that it is more likely than not that, on an evaluation of the technical merits, the tax position will be sustained on audit, including resolution of any related appeals or litigation processes. The second step is to measure the tax positions as the largest amount that is more than 50% (cumulative basis) likely to be realized upon ultimate settlement. As of December 31, 2025 and 2024, the total gross amount of provision for unrecognized tax positions was $267 and $259, respectively (Note 5f). The Company recognizes interest and penalties, if any, related to unrecognized tax positions in tax expenses.

Concentrations of credit risk
p.	Concentrations of credit risk:

Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of cash, cash equivalents and restricted cash. Cash and cash equivalents and restricted cash are invested in a major bank in Israel and the United States.

Management believes that the banks that hold the Company’s cash, cash equivalent and restricted cash are financially sound and, accordingly, minimal credit risk exists with respect to this cash, cash equivalent and restricted cash.

Warrants
q.	Warrants

The Company accounts for warrants as either equity-classified or liability-classified instruments based on an assessment of the warrant’s specific terms and applicable authoritative guidance. The assessment considers whether the warrants are freestanding financial instruments, meet the definition of a liability under ASC 480, and meet all of the requirements for equity classification, including whether the warrants are indexed to the Company’s own common stock. Warrants that determined to be classified as equity, are recorded as a component of additional paid-in capital. Warrants that determined to be classified as liabilities are recorded at their initial fair value on the date of issuance and remeasured to fair value at each balance sheet date thereafter.

Basic and diluted loss per share
r.	Basic and diluted loss per share:

Basic loss per share is computed on the basis of the net loss for the period divided by the weighted average number of Ordinary Shares, outstanding during the year, including unconditional prefunded warrants exercisable for little consideration (“penny” warrants). Diluted loss per share is based upon the weighted average number of ordinary shares and of potential Ordinary Shares outstanding when dilutive. Potential Ordinary Shares include outstanding stock options, contingent pre-funded warrants and warrants, which are included under the treasury stock method when dilutive.

For the years ended December 31, 2025, 2024 and 2023, all outstanding share options, contingent pre-funded warrants, and warrants have been excluded from the calculation of the diluted net loss per share as all such securities are anti-dilutive for all years presented.

The loss and the weighted average number of shares used in computing basic and diluted net loss per share is as follows:

	Year ended December 31,
	2025	2024	2023

Numerator:
Net loss applicable to shareholders of ordinary shares	$(4,838)	$(14,588)	$(9,344)

Denominator:
Ordinary Share and prefunded warrants used in computing basic and diluted net loss per share (*)	647,973	138,254	76,005
Net loss per share of ordinary share, basic and diluted	$(7.47)	$(105.52)	$(122.94)

(*) All share amounts have been retroactively adjusted to reflect a 1-for-5 reverse share split (Note 1d).

Share-based compensation
s.	Share-based compensation:

Share-based compensation to employees, officers, directors, and non-employees is accounted for in accordance with ASC 718, “Compensation - Share Compensation” (“ASC 718”), which requires estimation of the fair value of share-based payment awards on the grant date. The Company accounts for share-based compensation awards classified as equity awards using the grant-date fair value method. The value of the portion of the award that is ultimately expected to vest is recognized as an expense on a straight-line basis over the requisite service period. The Company has elected to recognize forfeitures as they occur.

The fair value of each share option granted is estimated using the Black-Scholes option pricing model, which incorporates a number of assumptions, including the expected share price volatility, the expected option term, and the risk-free interest rate. Expected volatility is calculated based on comparable public companies in the same industry. The expected share option term is calculated using the “simplified” method when the required conditions are met. The risk-free interest rate is derived from the yield of U.S. Treasury bonds with an equivalent term. The Company grants share-equivalents (“Share-Based Compensation”) in consideration for services rendered (Note 7).

The expected dividend yield assumption is based on the Company’s historical experience and expectation of no future dividend pay outs. The Company has historically not paid cash dividends and has no foreseeable plans to pay cash dividends in the future.

The Company elected to recognize Share-Based Compensation cost for awards with only service conditions that have a graded vesting schedule using the straight-line method based on the multiple-option award approach.

Segment Reporting
t.	Segment Reporting

ASC 280, “Segment Reporting,” establishes standards for reporting information about operating segments. Operating segments are defined as components of an enterprise about which separate financial information is available that is evaluated regularly by the chief operating decision maker in deciding how to allocate resources and in assessing performance. The Company’s chief operating decision maker is the Company’s Chief Executive Officer (the “CODM”), who makes resource allocation decisions and assesses performance based on financial information prepared on a consolidated basis, accompanied by disaggregated information about operating loss for the two identified reportable segments.

The Company’s business includes two operating segments based on the services and activities that the Company provides. The two segments are composed of the Clinical Development segment, which facilitates the development of potential new drug compounds, and the Solar segment, which comprises the design and development of the Company’s intellectual property and the sale related service offerings.

Leases
u.	Leases

In accordance with Accounting Standards Codification (“ASC”) 842, Leases, the Company determines whether an arrangement is or contains a lease at the inception of the arrangement and whether such a lease is classified as a financing lease or operating lease at the commencement date of the lease.

Leases consist real estate property that are classified as operating leases with rental payment linked to the index. The Company recorded right of use (“ROU”) asset and a lease liability of the Company obligation to make the lease payments. The ROU asset and the liability are included in non-current assets, current liabilities and non-current liabilities on the balance sheet. Operating lease ROU and liabilities are recognized at the commencement date based on the present value of lease payments over the lease term, which may include options to extend or terminate the lease, when it is reasonably certain at the commencement date whether the Company will or will not exercise the option to renew or terminate the lease. The Company elected the short-term lease recognition exemption for all leases with a term shorter than 12 months period. This means that for those leases, the Company did not recognize ROU assets or lease liabilities but recognizes lease expenses over the lease term on a straight-line basis (Note 6a).

Intangible assets, net
w.	Intangible assets, net.

Goodwill

Goodwill represents the excess of the consideration transferred, plus the fair value of any non-controlling interest, over the fair value of the identifiable net assets acquired in a business combination. Goodwill is not amortized and is evaluated for impairment at least annually and in each reporting period upon the occurrence of indicators of impairment. The Company performs an annual impairment assessment of goodwill at the reporting unit level in the fourth quarter of each year, or more frequently if indicators of potential impairment exist. The analysis may include both qualitative and quantitative factors to assess the likelihood of impairment. Additionally, in accordance with ASC 350, the Company first assess qualitative factors to determine the existence of events or circumstances which indicate that it is more likely than not that the fair value of a reporting unit is less than its carrying amount. A quantitative impairment test is only required if we determine, based on the qualitative assessment, that it is more likely than not that a reporting unit’s fair value is less than its carrying amount. Qualitative factors include industry and market considerations, overall financial performance, and other relevant events and factors affecting the reporting unit.

Other Intangible Assets, net

Intangible assets acquired in a business combination or asset acquisition are recognized at fair value and, if they have finite useful lives, are amortized on a straight-line basis over their estimated useful lives. The Company evaluates such intangible assets for impairment in each reporting period upon the occurrence of indicators of impairment. Amortization of acquired technology is recorded as a separate line item in the statement of operations. Acquired IPR&D intangible asset is considered indefinite-lived until the abandonment or completion of the associated research and development efforts and is not amortized; instead, it is subject to an impairment assessment, at least annually and in each reporting period upon the occurrence of indicators of impairment.

The Company did not record any impairment of intangible assets for any of the periods presented.

Impairment of long-lived assets

The Company tests long-lived assets for impairment whenever events or circumstances indicate the carrying amount may not be recoverable. If the sum of expected future cash flows (undiscounted and without interest charges) of the assets is less than the carrying amount of such assets, an impairment loss would be recognized. The assets would be written down to their estimated fair values, calculated based on the present value of expected future cash flows (discounted cash flows), or some other fair value measure.

Accounting pronouncements adopted in the period
x.	Accounting pronouncements adopted in the period

In December 2023, the FASB issued ASU 2023-09 Improvements to Income Tax Disclosures (“ASU 2023-09”). ASU 2023-09 improves the transparency of income tax disclosures by requiring (1) consistent categories and greater disaggregation of information in the rate reconciliation and (2) income taxes paid disaggregated by jurisdiction. It also includes certain other amendments to improve the effectiveness of income tax disclosures. For public business entities, the ASU is effective for annual periods beginning after December 15, 2024. The Company implemented the new income tax disclosures prospectively. The implementation of ASU 2023-09 affected disclosures only and had no impact on the Company’s financial condition or results of operations (See Note 7 Income Taxes.

Accounting Pronouncements effective in future periods
y.	Accounting Pronouncements effective in future periods

In November 2024, the FASB issued ASU 2024-03 Income Statement - Reporting Comprehensive Income - Expense Disaggregation Disclosure (Subtopic 220-40): Disaggregation of Income Statement Expense (“ASU 2024-03”) and ASU 2025-01, Income Statement - Reporting Comprehensive Income - Expense Disaggregation Disclosures (Subtopic 220-40): Clarifying the Effective Date (“ASU 2025-01”). ASU 2024-03 and ASU 2025-01 improves the disclosures about a public business entity’s expenses and provides more detailed information about the types of expenses in commonly presented expense captions. The amendments require that at each interim and annual reporting period an entity will, inter alia, disclose amounts of purchases of inventory, employee compensation, depreciation and amortization included in each relevant expense caption (such as cost of revenue, general and administrative, and research and development). ASU 2024-03 and ASU 2025-01 are both effective for annual reporting periods beginning after December 15, 2026, and interim periods within annual reporting periods beginning after December 15, 2027. Early adoption is permitted. The Company is evaluating the potential impact of ASU 2024-03 and ASU 2025-01 on its consolidated financial statement disclosures.

In September 2025, the FASB issued Accounting Standards Update 2025-06, Intangibles-Goodwill and Other-Internal-Use Software (Subtopic 350-40): Targeted Improvements to the Accounting for Internal-Use Software (“ASU 2025-06”). ASU 2025-06 provides targeted improvements to the accounting for internal-use software costs by replacing the existing project-stage model with a principles-based approach to determine when capitalization of costs should begin. ASU 2025-06 is effective for all entities for annual reporting periods beginning after December 15, 2027 on a prospective basis, with early adoption permitted. The Company is currently evaluating the potential impact that ASU 2025-06 will have on its consolidated financial statements.